Note 19 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Note 19 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return	1.32%
Weighted average expected option life (in years)	6 years 313 days
Expected volatility rate	77.81%
2004 Stock Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return		1.40%
Weighted average expected option life (in years)		6 years 51 days
Expected volatility rate		76.67%